Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HEWITT SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2017